Long-Term Licensing Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
LongTerm Licensing Agreement [Line Items]
Long-Term Licensing Agreement
15.	LONG-TERM LICENSING AGREEMENT
During 2018, the Company entered into a licensing agreement with a third party to obtain a perpetual software license (“Licensing Agreement”) for a database structure, tools, and historical data used within the Company’s software. The Company has included the present value of the future payments required as a long-term licensing agreement within the accompanying condensed consolidated balance sheets. The present value of the future payments was computed using an effective annual interest rate of 6.25%, and the Licensing Agreement requires the Company to make quarterly principal and interest installment payments of approximately $1.2 million through December 2031.
The present value of the future cash flows upon execution of the agreement was $45.6 million, which included an original discount of $23.2 million. At June 30, 2021, the remaining liability, net of the discount was $37.6 million, with $2.6 million classified as current. At December 31, 2020, the remaining liability, net of the discount was $38.9 million, with $2.5 million classified as current.
The discount was recorded to a contra liability account and is being amortized to interest expense over the term of the agreement using the effective interest method. During the three months ended June 30, 2021 and 2020, the Company recognized $0.6 million in interest expense related to the Licensing Agreement. During the six months ended June 30, 2021 and 2020, the Company recognized $1.2 million and $1.3 million, respectively, in interest expense related to the Licensing Agreement. At June 30, 2021 and December 31, 2020, $14.0 million and $15.2 million, respectively, of the discount was not yet amortized.

13.	LONG-TERM LICENSING AGREEMENT
During the year ended December 31, 2018, the Company entered into a licensing agreement with a third party to obtain a perpetual software license (“Licensing Agreement”) for a database structure, tools, and historical data used within the Company’s software. The Company has included the present value of the future payments required as a long-term licensing agreement within the accompanying consolidated balance sheets. The present value of the future payments was computed using an effective annual interest rate of 6.25%, and the Licensing Agreement requires the Company to make quarterly principal and interest installment payments of $1.2 million through December 2031.
The present value of the future cash flows upon execution of the agreement was $45.6 million, which included an original discount of $23.2 million. At December 31, 2020, the remaining liability, net of the discount was $38.9 million, with $2.5 million classified as current. At December 31, 2019, the remaining liability, net of the discount was $41.3 million, with $2.4 million classified as current.
The discount was recorded to a contra liability account and is being amortized to interest expense over the term of the agreement using the effective interest method. During the years ended December 31, 2020, 2019 and 2018, the Company recognized $2.5 million, $2.7 million and $2.8 million, respectively, in interest expense related to the Licensing Agreement. At December 31, 2020 and 2019, $15.2 million and $17.8 million, respectively, of the discount was not yet amortized.
Scheduled Payments
—Principal amounts due in each of the next five years and thereafter for the Licensing Agreement as of December 31, 2020, are as follows (in thousands):

Years Ending December 31

2021	2,540
2022	2,703
2023	2,876
2024	3,061
2025	3,257
Thereafter	24,434

Total	$38,871